Condensed Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (18,846)	$ (2,303,304)	$ (523,923)	$ (6,475,753)
Adjustments to reconcile net loss to net cash used in operating activities:
Income from investments held in Trust Account		(26,603)	(1,069)	(16,430)
General and administrative expenses paid by related party under note payable			44,617	44,617
Changes in operating assets and liabilities:
Prepaid expenses	18,846	142,218	(1,422,818)	(853,135)
Due from related party			(84,054)
Accounts payable		9,554	1,029	188,159
Accrued expenses		1,209,519	399,939	3,221,829
Due to related party		437,624	16,726	507,909
Net cash used in operating activities		(530,992)	(1,569,553)	(3,382,804)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(320,000,000)	(320,000,000)
Net cash used in investing activities			(320,000,000)	(320,000,000)
Cash Flows from Financing Activities:
Proceeds from working capital loan – related party		3,000,000
Repayment of note payable to related party			(413,562)	(413,562)
Proceeds received from initial public offering, gross			320,000,000	320,000,000
Proceeds received from private placement			10,400,000	10,400,000
Offering costs paid			(6,430,750)	(5,790,750)
Net cash provided by financing activities		3,000,000	323,555,688	324,195,688
Net increase in cash		2,469,008	1,986,135	812,884
Cash - beginning of the period		812,884
Cash - end of the period		3,281,892	1,986,135	812,884
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable	9,000		57,979	6,479
Offering costs included in accrued expenses	100,000	70,000	73,567	73,567
Offering costs paid by related party under note payable—Related Party	17,550		322,595	322,595
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	$ 25,000
Offering costs included in due to related party				51,500
Reversal of offering costs included in accrued expenses in prior year			100,000	100,000
Prepaid expenses paid by related party through note payable			19,600	19,600
Outstanding accounts payable balance paid by related party under note payable			9,000	9,000
Deferred underwriting commissions		$ 11,200,000		$ 11,200,000
Underwriters' reimbursements in connection with the offering in accounts receivable			$ 640,000